Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Other General and Administrative Expense					$ 0	$ 66,179
Consulting Charges to Stockholders	$ 60,000	$ 35,716	$ 151,302	$ 166,677